Schedule of Operating Expense from Operations (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Operating expense	$ 2,816,376	$ 3,737,372	$ 6,740,223	$ 7,463,230	$ 22,334,046	$ 38,293,952
Related Party [Member]
Related Party Transaction [Line Items]
Operating expense					1,052,693	2,056,303
Support Services Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Operating expense						378,730
Loan Servicing Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Operating expense						11,929
Commercial Alliance Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Operating expense					$ 1,052,693	$ 1,665,644